File No. 333-88493

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 6

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 3

(Check appropriate box or boxes.)

C. M. Life Variable Life Separate Account I

(Exact Name of Registrant)

C.M. Life Insurance Company

(Name of Depositor)

140 Garden Street, Hartford, Connecticut 06154

(Address of Depositor’s Principal Executive Offices)     (Zip Code)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

Robert Liguori

Senior Vice President

C.M. Life Insurance Company

140 Garden Street

Hartford, CT 06154

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on                          pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a) of Rule 485

☐ on                          pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☒	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2003.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 4 to Registration Statement No. 333-88493 filed pursuant to Rule 485(a) under the Securities Act of 1933 on January 21, 2003. The contents of Post-Effective Amendment No. 4 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Michele M. Oneto, have reviewed this Post-Effective Amendment No. 6 to Registration Statement No. 333-88493 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ MICHELE M. ONETO
Michele M. Oneto Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, C. M. Life Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to Registration Statement No. 333-88493 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 17th day of April, 2003.

C.M. LIFE VARIABLE LIFE SEPARATE ACCOUNT I

C.M. LIFE INSURANCE COMPANY

(Depositor)

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Director, Chairman, President and Chief Executive Officer C.M. Life Insurance Company

/s/ RICHARD M. HOWE *Richard M. Howe	On April 17, 2003, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to Registration Statement No. 333-88493 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Director, Chairman, President and Chief Executive Officer	April 17, 2003

/s/ HOWARD GUNTON** Howard Gunton	Director, Executive Vice President and Chief Financial Officer	April 17, 2003

/s/ BRENT NELSON* Brent Nelson	Sr. Vice President and Controller (Principal Accounting Officer)	April 17, 2003

/s/ LAWRENCE V. BURKETT, JR.* Lawrence V. Burkett, Jr.	Director	April 17, 2003

/s/ ISADORE JERMYN* Isadore Jermyn	Director	April 17, 2003

/s/ EFREM MARDER* Efrem Marder	Director	April 17, 2003

/s/ RICHARD M. HOWE *Richard M. Howe	on April 17, 2003, as Attorney-in-Fact pursuant to powers of attorney.

/s/ MICHELE M. ONETO **Michele M. Oneto	on April 17, 2003, as Attorney-in-Fact pursuant to power of attorney incorporated by reference.